Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Transfers(b)	December 31, 2023

Cost
Aircraft(a)		2,656,771	388,247	(392,148)	21,243	2,674,113
Improvements		524,075	104,167	(97,188)	24,358	555,412
Equipment and facilities		222,482	30,296	(56,968)	—	195,810
Others		32,205	2,340	(5,314)	—	29,231
Construction in progress		44,243	88,991	(13,984)	(23,155)	96,095
Advance payments for acquisition of aircraft		109,487	192,399	—	(3,846)	298,040
		3,589,263	806,440	(565,602)	18,600	3,848,701
Depreciation
Aircraft(a)	9%	(965,066)	(230,143)	119,285	—	(1,075,924)
Improvements	14%	(214,411)	(71,643)	97,067	—	(188,987)
Equipment and facilities	11%	(151,732)	(25,139)	56,011	—	(120,860)
Others	8%	(25,888)	(2,715)	5,314	—	(23,289)
		(1,357,097)	(329,640)	277,677	—	(1,409,060)

Property and equipment		2,232,166	476,800	(287,925)	18,600	2,439,641
Impairment		(279,077)	—	135,287	—	(143,790)
Total property and equipment, net		1,953,089	476,800	(152,638)	18,600	2,295,851

(a)Includes aircraft, engines, simulators and flight equipment.
(b)The transfer balances are between “Property and equipment”, “Right - of - use assets” and “Intangible assets".

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	Transfers(b)	December 31, 2022

Cost
Aircraft(a)		2,519,231	815,578	(903,072)	225,034	2,656,771
Improvements		506,678	7,869	(9,213)	18,741	524,075
Equipment and facilities		199,119	18,767	(407)	5,003	222,482
Others		29,905	2,073	(20)	247	32,205
Construction in progress		52,174	47,427	(5,009)	(50,349)	44,243
Advance payments for acquisition of aircraft		85,607	23,880	—	—	109,487
		3,392,714	915,594	(917,721)	198,676	3,589,263
Depreciation
Aircraft(a)	9%	(811,322)	(223,828)	108,911	(38,827)	(965,066)
Improvements	10%	(174,092)	(48,399)	8,080	—	(214,411)
Equipment and facilities	11%	(129,236)	(22,721)	225	—	(151,732)
Others	12%	(22,400)	(3,492)	4	—	(25,888)
		(1,137,050)	(298,440)	117,220	(38,827)	(1,357,097)
Property and equipment		2,255,664	617,154	(800,501)	159,849	2,232,166
Impairment		(294,490)	—	15,413	—	(279,077)
Total property and equipment, net		1,961,174	617,154	(785,088)	159,849	1,953,089

(a)Includes aircraft, engines, simulators and flight equipment.
(b)The balances of transfers are between “Aircraft sublease”, “Property and equipment”, “Right-of-use assets” and “Other assets”